Intangible Assets, Net - Summary of Intangible Assets, Net (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Finite Lived Intangible Assets [Line Items]
Total	¥ 321,000	¥ 1,985,787
Less: accumulated amortization	(124,372)	(1,722,259)
Less: accumulated impairment loss	(185,975)	(206,925)
Intangible assets, net	10,653	56,603
BCA
Finite Lived Intangible Assets [Line Items]
Total		1,554,046
Brand Names
Finite Lived Intangible Assets [Line Items]
Total	¥ 321,000	321,000
NCC
Finite Lived Intangible Assets [Line Items]
Total		79,141
Technology/platform
Finite Lived Intangible Assets [Line Items]
Total		¥ 31,600